Balances and Transactions With Related Parties - Schedule of Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Receivables	$ 157	$ 3,348
Payables	2,782	3,713
Revenues	126	7,412
Expenses	7,202	37,178
OceanAir Linhas Aereas, S.A. [member]
Disclosure of transactions between related parties [line items]
Receivables		2,906
Payables	1,994	2,178
Revenues	124	6,988
Expenses	2,653	26,712
Opera Transporte y logstica Integral SAS [Member]
Disclosure of transactions between related parties [line items]
Payables	443	448
Revenues		6
Expenses	3,329	4,390
Empresariales S.A.S. [member]
Disclosure of transactions between related parties [line items]
Payables	279	475
Expenses	1,111	2,755
Global Operadora Hotelera S.A.S [member]
Disclosure of transactions between related parties [line items]
Receivables	3	4
Payables	4	368
Revenues	2	6
Expenses	90	2,532
Corporacion Hotelera Internacional S.A. [member]
Disclosure of transactions between related parties [line items]
Payables	62	131
Expenses		731
Other [member]
Disclosure of transactions between related parties [line items]
Receivables	154	62
Payables		9
Revenues		3
Expenses	19	58
Servicos Aeros Nacionales A A [Member]
Disclosure of transactions between related parties [line items]
Receivables		180
Payables		104
Revenues		213
Turbo Leasing Corp [Member]
Disclosure of transactions between related parties [line items]
Receivables		196
Revenues		196
Short Term [member]
Disclosure of transactions between related parties [line items]
Receivables	157	3,348
Payables	$ 2,782	$ 3,713